ORDINARY SHARES	6 Months Ended
Jun. 30, 2026
ORDINARY SHARES
ORDINARY SHARES

NOTE 10 — ORDINARY SHARES

The Company was incorporated as a private company under the laws of Cayman Island on June 16, 2023.

In the first half of 2026, (1) 1,229,381 ordinary shares issued under Baird Medical 2024 Equity Incentive Plan (see Note 11 for more information).

As of December 31, 2025, there were 500,000,000 ordinary shares authorized, 40,979,382 shares of ordinary shares issued and 30,752,370 shares outstanding. As of June 30, 2026, there were 500,000,000 ordinary shares authorized, 42,208,763 shares of ordinary shares issued and 32,002,370 shares outstanding.